China Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
China Government Mandated Multiemployer Defined Contribution Plan [Member]
Multiemployer Plans [Line Items]
Annual Contributions	$ 40,094	$ 33,290	$ 29,269